Derivative and Other Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative and Other Financial Instruments
Derivative and Other Financial Instruments

Fair Value Measurements

Under U.S. GAAP a framework exists for measuring fair value, providing a three-tier hierarchy of pricing inputs used to report assets and liabilities that are adjusted to fair value. Level 1 includes inputs such as quoted prices which are available in active markets for identical assets or liabilities as of the report date. Level 2 includes inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 3 includes unobservable pricing inputs that are not corroborated by market data or other objective sources. The Company has no items valued using Level 3 inputs other than certain pension plan assets.

The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities measured at fair value and their placement within the fair value hierarchy.

The Company applies a market approach to value its commodity price hedge contracts. Prices from observable markets are used to develop the fair value of these financial instruments and they are reported under Level 2. The Company uses an income approach to value its foreign exchange forward contracts. These contracts are valued using a discounted cash flow model that calculates the present value of future cash flows under the terms of the contracts using market information as of the reporting date, such as foreign exchange spot and forward rates, and are reported under Level 2 of the fair value hierarchy.

Fair value disclosures for financial assets and liabilities that were accounted for at fair value on a recurring basis are provided later in this note. In addition, see Note Q for fair value disclosures related to debt.

Derivative Financial Instruments

In the normal course of business the Company is subject to risk from adverse fluctuations in currency exchange rates, interest rates and commodity prices. The Company manages these risks through a program that includes the use of derivative financial instruments, primarily swaps and forwards. Counterparties to these contracts are major financial institutions. The Company is exposed to credit loss in the event of nonperformance by these counterparties. The Company does not use derivative instruments for trading or speculative purposes.

The Company’s objective in managing exposure to market risk is to limit the impact on earnings and cash flow. The extent to which the Company uses such instruments is dependent upon its access to these contracts in the financial markets and its success using other methods, such as netting exposures in the same currencies to mitigate foreign exchange risk and using sales agreements that permit the pass-through of commodity price and foreign exchange rate risk to customers.

For derivative financial instruments accounted for in hedging relationships, the Company formally designates and documents, at inception, the financial instrument as a hedge of a specific underlying exposure, the risk management objective and the manner in which effectiveness will be assessed. The Company formally assesses, both at inception and at least quarterly thereafter, whether the hedging relationships are effective in offsetting changes in fair value or cash flows of the related underlying exposures. When a hedge no longer qualifies for hedge accounting, the change in fair value from the date of the last effectiveness test is recognized in earnings. Any gain or loss which has accumulated in other comprehensive income at the date of the last effectiveness test is reclassified into earnings at the same time of the underlying exposure.

Cash Flow Hedges

The Company designates certain derivative financial instruments as cash flow hedges. No components of the hedging instruments are excluded from the assessment of hedge effectiveness. Changes in fair value of outstanding derivatives accounted for as cash flow hedges, except any ineffective portion, are recorded in other comprehensive income until earnings are impacted by the hedged transaction. Classification of the gain or loss in the Consolidated Statements of Operations upon release from comprehensive income is the same as that of the underlying exposure. Contracts outstanding at December 31, 2017 mature between one and thirty-four months.

When the Company discontinues hedge accounting because it is no longer probable that an anticipated transaction will occur in the originally specified period, changes to fair value accumulated in other comprehensive income are recognized immediately in earnings.

The Company uses commodity forwards to hedge anticipated purchases of various commodities, including aluminum, fuel oil and natural gas and these exposures are hedged by a central treasury unit.

The Company also designates certain foreign exchange contracts as cash flow hedges of anticipated foreign currency denominated sales or purchases. The Company manages these risks at the operating unit level.

The following table sets forth financial information about the impact on Accumulated Other Comprehensive Income (“AOCI”) and earnings from changes in fair value related to derivative instruments.

	Amount of gain/(loss)		Amount of gain/(loss)
	recognized in AOCI		reclassified from AOCI
	(effective portion)		into earnings
Derivatives in cash flow hedges	2017	2016	2017	2016

Foreign exchange	$2	$(2)	$(2)	$3	(1)
Commodities	39	20	23	(6)	(2)
Total	$41	$18	$21	$(3)

(1) In 2017, a loss of $8 ($6, net of tax) was recognized in net sales and a gain of $6 ($4, net of tax) was recognized in cost of products sold. In 2016, a loss of $10 ($8, net of tax) was recognized in net sale and a gain of $14 ($11, net of tax) was recognized in cost of products sold.

(2) In 2017, a gain of $31, including a loss of $2 ($1 net of tax) related to hedge ineffectiveness caused primarily by volatility in the metal premium component of aluminum prices, was recognized in cost of products sold and a tax charge of $8 was recognized in income tax expense. In 2016, a loss of $8, including a gain of $1 ($1 net of tax) related to hedge ineffectiveness caused primarily by volatility in the metal premium component of aluminum prices, was recognized in cost of products sold and a tax benefit of $2 was recognized in income tax expense.

For the twelve-month period ending December 31, 2018, a net gain of $24 ($20, net of tax) is expected to be reclassified to earnings. No amounts were reclassified during the twelve months ended December 31, 2017 and 2016 in connection with anticipated transactions that were no longer considered probable.

Fair Value Hedges and Contracts Not Designated as Hedges

The Company designates certain derivative financial instruments as fair value hedges of recognized foreign-denominated assets and liabilities, generally trade accounts receivable and payable and unrecognized firm commitments. The notional values and maturity dates of the derivative instruments coincide with those of the hedged items. Changes in fair value of the derivative financial instruments, excluding time value, are offset by changes in fair value of the related hedged items.

Certain derivative financial instruments, including foreign exchange contracts related to intercompany debt, were not designated or did not qualify for hedge accounting; however, they are effective economic hedges as the changes in their fair value, except for time value, are offset by changes from re-measurement of the related hedged items. The Company’s primary use of these derivative instruments is to offset the earnings impact that fluctuations in foreign exchange rates have on certain monetary assets and liabilities denominated in nonfunctional currencies. Changes in fair value of these derivative instruments are immediately recognized in earnings as foreign exchange adjustments.

The impact on earnings from foreign exchange contracts designated as fair value hedges was a loss of less than $1 for the twelve months ended December 31, 2017 and a loss of $8 for the twelve months ended December 31, 2016. The impact on earnings from foreign exchange contracts not designated as hedges was a gain of $41 for the twelve months ended December 31, 2017 and a gain of $11 for the same period in 2016. These adjustments were reported within translation and foreign exchange in the Consolidated Statements of Operations and were offset by changes in the fair values of the related hedged item.

During the twelve months ended December 31, 2017 and 2016, certain commodity hedges did not meet the criteria for hedge accounting and therefore the change in their fair value during the quarter was recognized in earnings. For the twelve months ended December 31, 2017 and 2016, the Company recognized a gain of $2 ($1, net of tax) and a loss of $7 ($5, net of tax) related to these ineffective hedges.

Net Investment Hedges

During the twelve months ended December 31, 2017 and 2016, the Company recorded a loss of $153 ($134, net of tax) and a gain of $35 ($23, net of tax) in accumulated other comprehensive income for certain debt instruments that are designated as hedges of the Company's net investment in a euro-based subsidiary.

Fair Values of Derivative Financial Instruments and Valuation Hierarchy

The following table sets forth the fair value hierarchy for the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis.

Derivative assets	Balance Sheet classification	Fair Value hierarchy	December 31, 2017	December 31, 2016
Derivatives designated as hedges:
Foreign exchange	Other current assets	2	$12	$24
Commodities	Other current assets	2	25	13
Commodities	Other non-current assets	2	4	3
Derivatives not designated as hedges:
Commodities	Other current assets	2	22	5
	Total		$63	$45

Derivative liabilities
Derivatives designated as hedges:
Foreign exchange	Accounts payable and accrued liabilities	2	$8	$28
Commodities	Accounts payable and accrued liabilities	2	—	3
Foreign exchange	Other non-current liabilities	2	—	1
Derivatives not designated as hedges:
Foreign exchange	Accounts payable and accrued liabilities	2	—	5
Commodities	Accounts payable and accrued liabilities	2	15	—
	Total		$23	$37

Offsetting of Derivative Assets and Liabilities

Certain derivative financial instruments are subject to agreements with counterparties similar to master netting arrangements and are eligible for offset. The Company has made an accounting policy election not to offset the fair values of these instruments within the statement of financial position. In the table below, the aggregate fair values of the Company's derivative assets and liabilities are presented on both a gross and net basis, where appropriate.

	Gross amounts recognized in the Balance Sheet	Gross amounts not offset in the Balance Sheet	Net amount
Balance at December 31, 2017
Derivative assets	$63	$17	$46
Derivative liabilities	23	17	6

Balance at December 31, 2016
Derivative assets	$45	$6	$39
Derivative liabilities	37	6	31

Notional Values of Outstanding Derivative Instruments

The aggregate U.S. dollar-equivalent notional values of outstanding derivative instruments in the Consolidated Balance Sheets were:

	December 31, 2017	December 31, 2016
Derivatives in cash flow hedges:
Foreign exchange	$864	$644
Commodities	276	180
Derivatives in fair value hedges:
Foreign exchange	60	73
Derivatives not designated as hedges:
Foreign exchange	575	618
Commodities	40	72